Geographic information (Tables)	12 Months Ended
Dec. 31, 2024
Geographic information
Revenues Derived By Geographic Area
	2024	2023	2022
International	$644,294	$2,145,716	$-
Canada	-	-	-
	644,294	2,145,716	-